Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14	Commitments and contingencies
Operating lease commitments
The Company leases office premises in the PRC under
non-cancellable
operating leases ranging from six months to five years. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases.
Total operating lease expenses were RMB6,081 and RMB12,120
and
 RMB
16,380

(US$2,353) for the year
s
ended December 31, 2017, 2018 and 2019, respectively.
As of December 31, 2019, future minimum payments under
non-cancellable
operating leases were as follows:

	RMB	US$
2020	10,018	1,439
2021	4,425	636
2022	4,131	593
2023	346	50

Total	18,920	2,718

The Company’s operating lease commitments have no renewal options, rent escalation clauses and restrictions or contingent rents.

Capital commitments
As of December 31, 2019, future minimum payment under
non-cancellable
purchase commitment for consulting service
is RMB3,449 (US$495) and RMB285 (US$41), which is scheduled to be paid within one and two years, respectively.